Operating Segments - Narrative (Details) $ in Millions		12 Months Ended
	Feb. 20, 2024	Dec. 31, 2023 USD ($) numberOfSegments	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 03, 2023
Segment Reporting Information [Line Items]
Number of Major Reportable Business Segments | numberOfSegments		2
Provision for income taxes		$ 738	$ 1,250	$ 1,408
State		135	96	65
Operating Segments
Segment Reporting Information [Line Items]
Provision for income taxes		$ 738	$ 1,250	$ 1,408
IH
Segment Reporting Information [Line Items]
Noncontrolling interest minority stake sale					0.20
IH | Subsequent Event
Segment Reporting Information [Line Items]
Sale of Stock, Percentage of Ownership before Transaction	80.00%